`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     November 7, 2001

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total: 	79

Form 13F Information Table Value Total:	270,529

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc            COM              00184A105      364    11004 SH       SOLE                                      11004
AT&T                           COM              001957109     1375    71244 SH       SOLE                                      71244
AT&T Corp AT&T Wireless Group  COM              00209A106      344    23050 SH       SOLE                                      23050
American Express Co Com        COM              025816109     5438   187132 SH       SOLE                                     187132
American Intl Group Com        COM              026874107      319     4094 SH       SOLE                                       4094
Amgen Inc                      COM              031162100      470     8000 SH       SOLE                                       8000
BP Amoco P L C Sponsored Adr   COM              055622104     4943   100525 SH       SOLE                                     100525
Bank Of America Corp New       COM              060505104      742    12711 SH       SOLE                                      12711
Bell South Corp NFSC           COM              079860102     4256   102424 SH       SOLE                                     102424
Berkshire Hathaway Inc Del Cl  COM              084670108     1120       16 SH       SOLE                                         16
Berkshire Hathaway Inc Del Cl  COM              084670207    10203     4379 SH       SOLE                                       4379
Bluegreen Corp                 COM              096231105       56    30000 SH       SOLE                                      30000
Bristol Myers Squibb           COM              110122108      332     5982 SH       SOLE                                       5982
Cendant Corp                   COM              151313103      638    49818 SH       SOLE                                      49818
Chevron Corporation Com        COM              166751107     6542    77190 SH       SOLE                                      77190
Cisco Sys Inc                  COM              17275R102     6295   516839 SH       SOLE                                     516839
Citigroup Inc.                 COM              172967101      466    11499 SH       SOLE                                      11499
Coca-Cola                      COM              191216100     8327   177732 SH       SOLE                                     177732
Colgate Palmolive              COM              194162103      269     4619 SH       SOLE                                       4619
ConAgra, Inc.                  COM              205887102      870    38758 SH       SOLE                                      38758
Countrywide Cr Ind Del Com     COM              222372104      563    12815 SH       SOLE                                      12815
Dell Computer                  COM              247025109     5128   276755 SH       SOLE                                     276755
Developers Divers Rlty Com     COM              251591103     2057   114570 SH       SOLE                                     114570
Du Pont E I De Nemours Com     COM              263534109      590    15733 SH       SOLE                                      15733
Duke Energy Corp               COM              264399106     1218    32175 SH       SOLE                                      32175
Duke Realty, Inc.              COM              264411505      410    17325 SH       SOLE                                      17325
E M C Corp Mass Com            COM              268648102      234    19935 SH       SOLE                                      19935
Eli Lilly & Co.                COM              532457108     3231    40036 SH       SOLE                                      40036
Ericsson L M Tel Co Adr Cl B S COM              294821400     4415  1265124 SH       SOLE                                    1265124
Exxon Mobil Corp Com           COM              30231G102    14812   375935 SH       SOLE                                     375935
Fannie Mae                     COM              313586109     6991    87326 SH       SOLE                                      87326
Federal Realty                 COM              313747206      734    33376 SH       SOLE                                      33376
Freddie Mac                    COM              313400301    10711   164777 SH       SOLE                                     164777
Fulton Finl Corp PA Com        COM              360271100      291    13014 SH       SOLE                                      13014
GB Hldgs Inc Com               COM              36150A109       51    30843 SH       SOLE                                      30843
General Dynamics Corp Com      COM              369550108     6046    68453 SH       SOLE                                      68453
General Electric Co            COM              369604103     6286   168968 SH       SOLE                                     168968
Gillette                       COM              375766102     9287   311633 SH       SOLE                                     311633
Gulf West Banks Inc Com        COM              402582100      184    21030 SH       SOLE                                      21030
Healthcare Rlty Tr Com         COM              421946104     1859    72900 SH       SOLE                                      72900
Home Depot                     COM              437076102     9101   237187 SH       SOLE                                     237187
Honeywell Intl Inc             COM              438516106      404    15300 SH       SOLE                                      15300
Intel                          COM              458140100    13165   644092 SH       SOLE                                     644092
International Business Machine COM              459200101      255     2780 SH       SOLE                                       2780
J P Morgan Chase & Co          COM              616880100     1243    36411 SH       SOLE                                      36411
Johnson & Johnson              COM              478160104     1426    25741 SH       SOLE                                      25741
Juniper Networks Inc Com       COM              48203R104       97    10000 SH       SOLE                                      10000
MBNA Corp Com                  COM              55262L100     3143   103765 SH       SOLE                                     103765
Merck & Co, Inc.               COM              589331107    10960   164565 SH       SOLE                                     164565
Microsoft                      COM              594918104     9418   184044 SH       SOLE                                     184044
Nike Inc Cl B                  COM              654106103      232     4951 SH       SOLE                                       4951
Nokia Corp Sponsored Adr       COM              654902204     6566   419527 SH       SOLE                                     419527
Nortel Networks Corp New       COM              656568102      201    35800 SH       SOLE                                      35800
Oracle Corp Com                COM              68389X105     9160   728179 SH       SOLE                                     728179
Pacific Century Cyber          COM              Y6801N134        7    30000 SH       SOLE                                      30000
Payless Cashways Inc Com Par $ COM              704378405        0    12996 SH       SOLE                                      12996
Pfizer                         COM              717081103    16790   418692 SH       SOLE                                     418692
Proctor & Gamble               COM              742718109     6962    95651 SH       SOLE                                      95651
Raytheon Co Com New            COM              755111507     6317   181772 SH       SOLE                                     181772
Royal Dutch Pete. (Shell)      COM              780257804     1474    29334 SH       SOLE                                      29334
SBC Communications Inc         COM              78387G103     9607   203885 SH       SOLE                                     203885
Sara Lee                       COM              803111103      910    42727 SH       SOLE                                      42727
Student Loan Corp              COM              863902102     1973    27985 SH       SOLE                                      27985
Sun Microsystems Inc           COM              866810104      734    88734 SH       SOLE                                      88734
SunTrust Banks                 COM              867914103     1894    28437 SH       SOLE                                      28437
Teco Energy Inc.               COM              872375100      322    11890 SH       SOLE                                      11890
Tele Danmark                   COM              879242105      265    15240 SH       SOLE                                      15240
Texaco                         COM              881694103     5484    84363 SH       SOLE                                      84363
USA Education Inc              COM              90390U102    13486   162653 SH       SOLE                                     162653
United Dominion Rlty Tr Com    COM              910197102      472    33050 SH       SOLE                                      33050
Verizon Communications Com     COM              92343V104     2625    48513 SH       SOLE                                      48513
Vision Twenty-One Fla Com      COM              92831N101        5   360442 SH       SOLE                                     360442
Wal-mart Stores Inc            COM              931142103      452     9139 SH       SOLE                                       9139
Walt Disney Co                 COM              254687106     2936   157691 SH       SOLE                                     157691
Worldcom Inc Com               COM              98157D106     2558   170097 SH       SOLE                                     170097
Enron Capital LLC Pfd Mips 8%  PFD              P37307108      221     8717 SH       SOLE                                       8717
Broadwing Inc                  PFD CV           111620407      723    18085 SH       SOLE                                      18085
CMS Energy Corp Acts           PFD CV           125896308      419    13750 SH       SOLE                                      13750
WHX Corp Pfd Cv Ser A          PFD CV           929248201       55    10375 SH       SOLE                                      10375
